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                       VAN KAMPEN PRIME RATE INCOME TRUST
                      SUPPLEMENT DATED MAY 10, 2002 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 13, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Michael H. Santo, effective May 3, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               PRIT SPT SAI 5/02